Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	$ 1,688	$ 1,723
Deposits in banks	13,825,756	22,201,308
Cash	$ 13,827,444	$ 22,203,031